Derivative financial instruments and debt excluding lease liabilities - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Decrease in financial liabilities	$ 1,391
Derivatives
Disclosure of detailed information about financial instruments [line items]
Decrease in financial assets	$ 3,374